REVENUE RECOGNITION - Activity for contract liabilities recognized (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended	12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 9,137,395	$ 12,028,182	$ 9,091,031	$ 2,894,905
Additions	65,412		5,825,187	9,600,725
Recognized in revenue	(106,113)		(2,285,007)	(3,311,314)
Marketing activities	(5,663)		(603,029)	(46,921)
Ending balance	$ 9,091,031	$ 31,733,888	12,028,182	$ 9,137,395
Deferred revenue, non-current			2,732,257
Deferred revenue, current			1,653,042
Customer deposits - contract liabilities			7,642,883
Customer deposits - non-contract liabilities			$ 17,495